Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 410,491	$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709
Dividends paid	(280,649)	(231,967)	(231,940)
Purchase (sale) of noncontrolling interests	3,789	11,032	9,791
Cash contributions from noncontrolling interests	(59,066)	(54,225)	(41,284)
Changes in fair value of noncontrolling interests	(86,233)	(24,222)	(39,816)
Net income attributable to noncontrolling interest	1,177,262	1,065,396	965,220
Other comprehensive income (loss), net of tax	(292,969)	(141,830)	103,364
Noncontrolling interests subject to put provisions ending balance	410,491	279,709
Put provisions exercisable	113,794
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709	231,303	162,166
Dividends paid	(43,104)	(38,964)	(16,930)
Purchase (sale) of noncontrolling interests	37,786	28,969	12,548
Cash contributions from noncontrolling interests	7,222	5,289	5,108
Changes in fair value of noncontrolling interests	86,233	24,222	39,816
Net income attributable to noncontrolling interest	42,857	28,839	28,595
Other comprehensive income (loss), net of tax	(212)	51
Noncontrolling interests subject to put provisions ending balance	$ 410,491	$ 279,709	$ 231,303